Income Tax (Details) - Schedule of income tax expense - USD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Current:
Federal
Deferred taxes (benefit):
Federal	(220,000)	(108,000)
State	(70,000)	(51,000)
Income tax provision (benefit)	$ (290,000)	$ (159,000)